UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams     Cincinnati, OH     April 25, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $302,581 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103      272     3100          Sole                     3100        0        0
AMERICAN EXPRESS CO            COM              025816109    14158   251035          Sole                   251035        0        0
AMERICAN INTL GROUP INC        COM              026874107     2379    35389          Sole                    35389        0        0
BANK OF AMERICA CORPORATION    COM              060505104     9244   181191          Sole                   181191        0        0
BEAR STEARNS COS INC           COM              073902108     2624    17450          Sole                    17450        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2725       25          Sole                       25        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    20864     5732          Sole                     5732        0        0
CANADIAN NAT RES LTD           COM              136385101    10040   181915          Sole                   181915        0        0
Can. Oil Sands Tr NewUnit(Can.)Forgn Eq         13642L100    15099   616420          Sole                   616420        0        0
CINCINNATI FINL CORP           COM              172062101      339     7992          Sole                     7992        0        0
COCA COLA CO                   COM              191216100      450     9381          Sole                     9381        0        0
COMCAST CORP NEW               CL A SPL         20030N200    13833   543119          Sole                   543119        0        0
COMCAST CORP NEW               CL A             20030N101      259     9970          Sole                     9970        0        0
CONOCOPHILLIPS                 COM              20825C104      205     3000          Sole                     3000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    11314   163457          Sole                   163457        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     3295    40702          Sole                    40702        0        0
ENCANA CORP                    COM              292505104     1410    27856          Sole                    27856        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      530    12550          Sole                    12550        0        0
EXXON MOBIL CORP               COM              30231G102     1558    20644          Sole                    20644        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    13782   231664          Sole                   231664        0        0
GENERAL ELECTRIC CO            COM              369604103     1434    40565          Sole                    40565        0        0
Hang Lung Pptys Ltd Sponsd Adr ADR's            41043M104    11300   808215          Sole                   808215        0        0
Henderson Ld Dev Co Ltd Shs    Foreign Equity   Y31476107     6014  1029315          Sole                  1029315        0        0
Henderson Ld Dev Ltd Spons Adr ADR's            425166303      385    65950          Sole                    65950        0        0
HERSHEY CO                     COM              427866108      656    12000          Sole                    12000        0        0
HOME DEPOT INC                 COM              437076102    10032   273044          Sole                   273044        0        0
IMS HEALTH INC                 COM              449934108     9236   311390          Sole                   311390        0        0
INTEL CORP                     COM              458140100     5699   297892          Sole                   297892        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      215     2589          Sole                     2589        0        0
JOHNSON & JOHNSON              COM              478160104      381     6318          Sole                     6318        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    13734   189098          Sole                   189098        0        0
LEGG MASON INC                 COM              524901105    12851   136408          Sole                   136408        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     9910  1624566          Sole                  1624566        0        0
LIBERTY GLOBAL INC             COM SER C        530555309      248     8108          Sole                     8108        0        0
MERCK & CO INC                 COM              589331107      934    21153          Sole                    21153        0        0
NTT DOCOMO INC                 SPONS ADR        62942M201     8441   458015          Sole                   458015        0        0
PENN WEST ENERGY TR            TR UNIT          707885109     3154   107362          Sole                   107362        0        0
PEPSICO INC                    COM              713448108      530     8340          Sole                     8340        0        0
PROCTER & GAMBLE CO            COM              742718109     9626   152406          Sole                   152406        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      398     6000          Sole                     6000        0        0
SCHLUMBERGER LTD               COM              806857108      829    12000          Sole                    12000        0        0
SPRINT NEXTEL CORP             COM FON          852061100     4450   234730          Sole                   234730        0        0
STRYKER CORP                   COM              863667101     4854    73186          Sole                    73186        0        0
TIME WARNER INC                COM              887317105     8796   446028          Sole                   446028        0        0
U S G CORP                     COM NEW          903293405     4410    94479          Sole                    94479        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      875     6183          Sole                     6183        0        0
Vanguard Ttl Intl Stck Index F Intl Mutual Fund 921909602      654    35662          Sole                    35662        0        0
WAL MART STORES INC            COM              931142103     6739   143540          Sole                   143540        0        0
WALGREEN CO                    COM              931422109     9566   208465          Sole                   208465        0        0
WASHINGTON FED INC             COM              938824109     2078    88594          Sole                    88594        0        0
WELLPOINT INC                  COM              94973V107    12732   156989          Sole                   156989        0        0
WELLS FARGO & CO NEW           COM              949746101     6877   199752          Sole                   199752        0        0
Wheelock Co Ltd Ord (HONG Kong)Foreign Equity   Y9553V106     9185  3993500          Sole                  3993500        0        0
WYETH                          COM              983024100      978    19540          Sole                    19540        0        0